Restructuring (Details Textual) $ in Millions	12 Months Ended
	Apr. 30, 2015 USD ($) Position	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)
Restructuring (Textual) [Abstract]
Restructuring costs incurred announcement-to-date	$ 263.8
Reduction in positions due to restructuring | Position	850
Total restructuring charges	$ 15.4	$ 20.8	$ 38.8
Cost of products sold - restructuring and merger and integration	$ 1.1	$ 5.1	$ 10.0